BUSINESS ACQUISITIONS (Tables)	9 Months Ended
Aug. 31, 2022
IfrsStatementLineItems [Line Items]
Schedule of Weighted average expected number of shares to vest

	August 31, 2022	December 14, 2021
Weighted average expected number of shares to vest
Low Case	63,113	63,113
Base Case	253,215	253,215
High Case	112,328	112,328
Expected number of shares to vest	428,655	428,655
Liquid share price	$0.44	$1.10

Schedule of estimate of the fair value of net assets acquired

Total
$
Consideration:
Common shares	1,680,000
DCU Contingent Consideration	2,577,960
Total unadjusted purchase price	4,257,960
Cash acquired	(209,295)
Total purchase price, net of cash acquired	4,048,665

Allocated as follows:
Accounts receivable	698,711
Prepaids	103,250
Equipment	430,320
Right-of-use asset	114,534
Accounts payable	(2,174,700)
Lease liability	(114,534)
Loans payable	(1,180,357)
Intangible assets	1,890,800
Goodwill	4,639,893
Deferred income taxes	(359,252)
Total	4,048,665

Schedule of Weighted average expected number of shares to vest

	August 31, 2022	March 7, 2022
Liquid share price	$0.44	$0.56
Discount rate	21%	23%
Expected number of shares to vest	6,000,000	6,000,000

Indiex Flix [Member]
IfrsStatementLineItems [Line Items]
Schedule of Weighted average expected number of shares to vest

	August 31, 2022	November 30, 2021
Weighted average expected number of shares to vest
Low Case	150,000	150,000
Base Case	600,000	600,000
High Case	280,000	280,000
Expected number of shares to vest	1,030,000	1,030,000
Liquid share price	$0.44	$1.24

Schedule of estimate of the fair value of net assets acquired

Total
$
Consideration:
Common shares	799,994
IndieFlix Contingent Consideration	1,648,000
Total unadjusted purchase price	2,447,994
Cash acquired	(21,076)
Total purchase price, net of cash acquired	2,426,918

Allocated as follows:
Accounts receivable	188,278
Inventory	105
Prepaids	8,335
Right-of-use asset	144,702
Accounts payable	(606,560)
Deferred revenue	(251,435)
Lease liability	(144,702)
Loans payable	(508,255)
Long-term debt	(156,625)
Intangible assets – distribution libraries	3,695,673
Goodwill	833,493
Deferred income taxes	(776,091)
Total	2,426,918

iGEMS [Member]
IfrsStatementLineItems [Line Items]
Schedule of estimate of the fair value of net assets acquired

Total
$
Consideration:
Common shares	233,750
iGEMS Contingent Consideration	471,521
Total unadjusted purchase price	705,271
Cash acquired	(21,981)
Total purchase price, net of cash acquired	683,290

Allocated as follows:
Accounts receivable	10,749
Accounts payable	(1,136)
Loans payable	(127,293)
Goodwill	800,970
Total	683,290